Intangible assets (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
Cost	PhantomTM System	PARA OPSTM System	PARA OPSTM Patent	ARWENTM Tradename	Customer Relationships	Purchase Orders	Total
Balance at September 30, 2022	$1,149,585	$3,469,215	$28,783	$37,032	$46,041	$12,198	$4,742,854
Additions	19,855	1,091,819	11,512	-	-	-	1,123,186
Impairment charge	(1,169,440)	-	-	-	-	-	(1,169,440)
Amortization	-	(562,639)	-	(8,800)	(5,000)	-	(576,439)
Recognition of open orders	-	-	-	-	-	(7,811)	(7,811)
Balance at September 30, 2023	$-	$3,998,395	$40,295	$28,232	$41,041	$4,387	$4,112,350
Additions	-	9,823	-	-	-	-	9,823
Impairment charge	-	-	-	-	-	-	-
Amortization	-	(933,541)	-	(8,800)	(5,000)	-	(947,341)
Balance at September 30, 2024	$-	$3,074,677	$40,295	$19,432	$36,041	$4,387	$3,174,832